Shares - Share purchase program (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Mar. 12, 2020
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,223,097
Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)			2,300,000,000
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,223,097
Common shares | Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,223,097,000
Increase (decrease) as a result of the retirement of shares		$ (9,863)
Common shares | Share Repurchase Program | Subsequent event
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	377,500,000
Increase (decrease) as a result of the retirement of shares	$ (3,068)
Additional paid-in capital | Subsequent event
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 1,838
Additional paid-in capital | Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 755